Other liabilities	12 Months Ended
Dec. 31, 2019
Other liabilities
Other liabilities

Note 24 - Other liabilities

Accounting policies

Financial liabilities are recognized initially at fair value less transaction costs. In subsequent periods, financial liabilities are measured at amortized cost corresponding to the capitalized value using the effective interest method.

Provisions are measured as the best estimate of the costs needed at the statement of financial position date to settle obligations. Provisions also include accruals, and contingent payments on the conclusion of agreements, contracts, etc.

DKK thousand	2019	2018
Severance payment	170	925
Employee benefits	36,082	34,971
Royalty payable to third party	6,843	6,682
Investment in Beta Bionics	0	22,803
Other payables	29,949	15,483
Total other liabilities	73,044	80,864